NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2021
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$12,447	$12,249
Exchange LP Units(1)	71	73
FV LTIP Units(1)	50	52
BPYU Units(1)	901	1,050
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	15
Preferred equity of subsidiaries	2,999	3,000
Non-controlling interests in subsidiaries and properties	12,977	12,672
Total interests of others in operating subsidiaries and properties	15,991	15,687
Total non-controlling interests	$29,460	$29,111
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the Redeemable/Exchangeable Units and Exchange LP Units changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Condensed Consolidated Statement of Changes in Equity.
Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
BPO(1)	Canada	—%	—%	$5,016	$4,758
BPR Retail Holdings LLC(2)	United States	—%	—%	1,522	1,537
BSREP II PBSA Ltd.(3)	Bermuda	75%	75%	1,043	961
BSREP CARS Sub-Pooling LLC(3)	United States	74%	74%	836	889
Brookfield India Real Estate Trust(3)(4)	India	82%	—%	716	—
BSREP II MH Holdings LLC(3)	United States	74%	74%	695	998
BSREP II Korea Office Holdings Pte. Ltd.(3)	United Kingdom	78%	78%	642	627
BSREP II Aries Pooling LLC(3)	United States	74%	74%	555	425
Center Parcs UK(3)	United States	73%	73%	551	550
Brookfield Fairfield Multifamily Value Add Fund III LP(3)	United States	70%	70%	444	365
BSREP II Retail Upper Pooling LLC(3)	South Korea	50%	50%	379	423
BSREP India Office Holdings Pte. Ltd.(3)	United States	67%	67%	147	323
Other	Various	33% - 74%	33% - 76%	3,445	3,831
Total				$15,991	$15,687
(1)Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)Includes non-controlling interests in BPYU subsidiaries.
(3)Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.
(4)In the first quarter of 2021, BSREP I and BSREP II co-sponsored the launch of the Brookfield India Real Estate Trust (“India REIT”) initial public offering. The India REIT was seeded with three assets from an investment in BSREP I and an asset from an investment in BSREP II. BSREP I and BSREP II have an approximate 54% controlling interest in the India REIT. The partnership continues to consolidate its investment in the assets seeded into the India REIT, as the partnership retains a controlling interest via its investment in BSREP I and BSREP II.